Accounts Receivable, Net (Accounts Receivable and Allowance for Doubtful Accounts) (Details) In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts receivable		18,449	14,938
Less: Allowance for doubtful accounts		(2,849)	(2,186)	(1,966)	(3,320)
Accounts receivable, net	$ 2,515	15,600	12,752